COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - Nonadjusting event [member] ₪ in Millions	Jan. 21, 2026 ILS (₪)
IfrsStatementLineItems [Line Items]
Name of acquiree	Clalit shall purchase a yearly minimum quantity of the Pulsenmore FC for a period of 5 years
Total consideration for purchase	₪ 9